Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Gold Fund, Inc.
Entity Central Index Key	0000923459
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000002879
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class AAA
Trading Symbol	GOLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class AAA	$80	1.55%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Gold Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, NYSE Arca Gold Miners Index and the Philadelphia Gold & Silver Index. During the period, inflation headlines drove the gold price upwards, accelerated by central bank buying. This rise in the gold price does not appear to be based on the usual drivers: a weakening dollar, falling interest rates, or other factors, but rather on the current perceived geopolitical risks and high national debt levels.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class AAA	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/14	10,000	10,000	10,000	10,000
6/15	7,126	10,742	6,260	6,720
6/16	11,861	11,171	9,680	10,526
6/17	9,853	13,170	8,009	8,365
6/18	8,996	15,063	8,142	8,491
6/19	10,122	16,632	8,474	9,762
6/20	15,104	17,881	13,071	13,946
6/21	14,194	25,175	14,465	12,894
6/22	11,658	22,501	11,585	10,492
6/23	12,606	26,910	12,776	11,440
6/24	14,064	33,519	14,888	13,050

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class AAA	6.47%	11.57%	6.80%	3.47%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Philadelphia Gold & Silver Index	10.20%	16.53%	11.96%	4.35%
NYSE Arca Gold Miners Index	8.86%	14.07%	5.98%	2.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 309,568,711
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,512,241
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$309,568,711 Number of Portfolio Holdings50 Portfolio Turnover Rate5% Management Fees$1,512,241
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Newmont Corp.	9.4%
Northern Star Resources Ltd.	6.1%
Wheaton Precious Metals Corp.	5.8%
Kinross Gold Corp.	5.6%
Agnico Eagle Mines Ltd., Toronto	5.0%
Franco-Nevada Corp.	5.0%
Barrick Gold Corp.	4.5%
Endeavour Mining plc	4.3%
Agnico Eagle Mines Ltd., New York	4.3%
Wesdome Gold Mines Ltd.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002881
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class C
Trading Symbol	GLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class C	$118	2.30%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Gold Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, NYSE Arca Gold Miners Index and the Philadelphia Gold & Silver Index. During the period, inflation headlines drove the gold price upwards, accelerated by central bank buying. This rise in the gold price does not appear to be based on the usual drivers: a weakening dollar, falling interest rates, or other factors, but rather on the current perceived geopolitical risks and high national debt levels.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class C	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/14	10,000	10,000	10,000	10,000
6/15	7,009	10,742	6,260	6,720
6/16	11,500	11,171	9,680	10,526
6/17	9,390	13,170	8,009	8,365
6/18	8,431	15,063	8,142	8,491
6/19	9,320	16,632	8,474	9,762
6/20	13,714	17,881	13,071	13,946
6/21	12,660	25,175	14,465	12,894
6/22	10,211	22,501	11,585	10,492
6/23	10,858	26,910	12,776	11,440
6/24	11,923	33,519	14,888	13,050

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class C	5.13%	9.81%	6.02%	2.71%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Philadelphia Gold & Silver Index	10.20%	16.53%	11.96%	4.35%
NYSE Arca Gold Miners Index	8.86%	14.07%	5.98%	2.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 309,568,711
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,512,241
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$309,568,711 Number of Portfolio Holdings50 Portfolio Turnover Rate5% Management Fees$1,512,241
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Newmont Corp.	9.4%
Northern Star Resources Ltd.	6.1%
Wheaton Precious Metals Corp.	5.8%
Kinross Gold Corp.	5.6%
Agnico Eagle Mines Ltd., Toronto	5.0%
Franco-Nevada Corp.	5.0%
Barrick Gold Corp.	4.5%
Endeavour Mining plc	4.3%
Agnico Eagle Mines Ltd., New York	4.3%
Wesdome Gold Mines Ltd.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000034312
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class I
Trading Symbol	GLDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class I	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Gold Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, NYSE Arca Gold Miners Index and the Philadelphia Gold & Silver Index. During the period, inflation headlines drove the gold price upwards, accelerated by central bank buying. This rise in the gold price does not appear to be based on the usual drivers: a weakening dollar, falling interest rates, or other factors, but rather on the current perceived geopolitical risks and high national debt levels.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class I	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/14	10,000	10,000	10,000	10,000
6/15	7,147	10,742	6,260	6,720
6/16	11,923	11,171	9,680	10,526
6/17	9,933	13,170	8,009	8,365
6/18	9,098	15,063	8,142	8,491
6/19	10,255	16,632	8,474	9,762
6/20	15,346	17,881	13,071	13,946
6/21	14,456	25,175	14,465	12,894
6/22	11,903	22,501	11,585	10,492
6/23	12,899	26,910	12,776	11,440
6/24	14,433	33,519	14,888	13,050

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class I	6.64%	11.89%	7.07%	3.74%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Philadelphia Gold & Silver Index	10.20%	16.53%	11.96%	4.35%
NYSE Arca Gold Miners Index	8.86%	14.07%	5.98%	2.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 309,568,711
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,512,241
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$309,568,711 Number of Portfolio Holdings50 Portfolio Turnover Rate5% Management Fees$1,512,241
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Newmont Corp.	9.4%
Northern Star Resources Ltd.	6.1%
Wheaton Precious Metals Corp.	5.8%
Kinross Gold Corp.	5.6%
Agnico Eagle Mines Ltd., Toronto	5.0%
Franco-Nevada Corp.	5.0%
Barrick Gold Corp.	4.5%
Endeavour Mining plc	4.3%
Agnico Eagle Mines Ltd., New York	4.3%
Wesdome Gold Mines Ltd.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000002878
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class A
Trading Symbol	GLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class A	$80	1.55%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Gold Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmarks, NYSE Arca Gold Miners Index and the Philadelphia Gold & Silver Index. During the period, inflation headlines drove the gold price upwards, accelerated by central bank buying. This rise in the gold price does not appear to be based on the usual drivers: a weakening dollar, falling interest rates, or other factors, but rather on the current perceived geopolitical risks and high national debt levels.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class A	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/14	10,000	10,000	10,000	10,000
6/15	6,722	10,742	6,260	6,720
6/16	11,864	11,171	9,680	10,526
6/17	9,858	13,170	8,009	8,365
6/18	9,002	15,063	8,142	8,491
6/19	10,126	16,632	8,474	9,762
6/20	15,118	17,881	13,071	13,946
6/21	14,208	25,175	14,465	12,894
6/22	11,666	22,501	11,585	10,492
6/23	12,612	26,910	12,776	11,440
6/24	14,076	33,519	14,888	13,050

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class A	0.39%	5.19%	5.55%	2.87%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Philadelphia Gold & Silver Index	10.20%	16.53%	11.96%	4.35%
NYSE Arca Gold Miners Index	8.86%	14.07%	5.98%	2.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 309,568,711
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,512,241
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$309,568,711 Number of Portfolio Holdings50 Portfolio Turnover Rate5% Management Fees$1,512,241
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Newmont Corp.	9.4%
Northern Star Resources Ltd.	6.1%
Wheaton Precious Metals Corp.	5.8%
Kinross Gold Corp.	5.6%
Agnico Eagle Mines Ltd., Toronto	5.0%
Franco-Nevada Corp.	5.0%
Barrick Gold Corp.	4.5%
Endeavour Mining plc	4.3%
Agnico Eagle Mines Ltd., New York	4.3%
Wesdome Gold Mines Ltd.	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com